Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31,	December 31,
	2024	2023
Trade accounts payable - third parties	524,849	490,922
Other payables	27,200	32,445
Total trade and other payables	552,049	523,367